Federal Home Loan Bank Stock (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank Stock [Abstract]
Federal Home Loan Bank stock	$ 172		$ 170	$ 155
Federal Home Loan Bank stock, minimum investment requirement, percentage of unpaid principal of mortgage loans, home purchase contracts and similar obligations			1.00%
Federal Home Loan Bank minimum percentage of advances required held			4.50%
Federal Home Loan Required Stock Purchases			$ 57
Proceeds from redemption of Federal Home Loan Bank stock	$ (2)	$ 42	42	54	$ 92
Dividend income			$ 6	$ 9	$ 11